Tax - Reconciliation between the actual tax charge and the corporate tax rate (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Condensed Income Statements, Captions [Line Items]
Tax charge based on the standard UK corporation tax rate	19.00%	19.00%	19.00%
Weighted average tax rate, territories with different statutory rates to the UK	6.00%	7.00%	8.10%
Weighted average [member]
Condensed Income Statements, Captions [Line Items]
Weighted average tax rate, territories with different statutory rates to the UK	25.00%	26.00%	27.10%